SHORT TERM LOAN PAYABLE	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 9 – SHORT TERM LOAN PAYABLE

On November 3, 2009, we issued a 10% note payable to an investor for cash in the amount of GBP 70,000 (approximately $113,000) secured by certain assets of Sendio.  On May 1, 2010, we issued three year warrants to purchase 3,750 shares of our common stock at an exercise price of $7.60 per share to the investor as compensation for extending the due date of the loan.  The fair value of the warrant of $19,125 was recognized as interest expense in the accompanying condensed consolidated statement of operations for the year ended December 31, 2010.  The fair value of the warrant was determined using the following assumptions: market price - $7.60, volatility – 111.0%, risk free interest rate – 1.51%.  On June 3, 2010, the due date of the note and accrued interest was extended to August 31, 2010.  On September 1, 2010, the due date of the note was further extended to November 30, 2010.  On November 18, 2010, we paid the 10% note payable in cash in the amount of GBP 70,000 (approximately $113,000) and all related accrued interest.